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                        UNITED STATES                       OMB APPROVAL
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              SECURITIES AND EXCHANGE COMMISSION      OMB Number:    3235-0456
                    Washington, D.C. 20549            Expires: August 31, 2000
                                                      Estimated average burden
                                                      hours per response.....1
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                          FORM 24F-2
               ANNUAL NOTICE OF SECURITIES SOLD
                    PURSUANT TO RULE 24F-2

    Read instructions at end of Form before preparing Form.

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   1.     Name and address of issuer:

          PaineWebber America Fund
          51 West 52nd Street
          New York, NY 10019-6114

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   2.     The name of each series or class of securities  for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |X|


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   3.     Investment Company Act File Number:

               811-3502

           Securities Act File Number:

               2-78626


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   4(a).  Last day of fiscal year for which this Form is filed:

               August 31, 1999

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   4(b).  |_|  Check box if this Form is being  filed late  (i.e.,  more than 90 calendar days after the end of the issuer's fiscal year).
               (See Instruction A.2)

   NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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   4(c).  |_|  Check box if this is the last time the issuer will be filing this
               Form.



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





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   5.     Calculation of registration fee:

        (i)    Aggregate sale price of                            $  491,042,912
               securities sold during the                         --------------
               fiscal year pursuant to section
               24(f):


        (ii)   Aggregate price of securities
               redeemed or repurchased during     $   585,691,639
               the fiscal year                    ---------------

        (iii)  Aggregate  price of securities
               redeemed or repurchased during
               any PRIOR fiscal year ending no    $            0
               earlier than October 1, 1995 that -------------- were not previously used to reduce registration fees payable to the Commission:

        (iv)   Total available redemption credits               - $  585,691,639
               [add Items 5(ii) and 5(iii)]:                      --------------


        (v)    Net sales - if item 5(i) is
               greater than Item 5(iv)                            $            0
               [subtract item 5(iv) from Item                     --------------
               5(i)]:

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        (vi)   Redemption credits available for
               use in future years  -- if Item    $(   94,648,727)
               5(i) is less than Item 5(iv)         -------------
               [subtract Item 5(iv) from Item
               5(i)]:
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        (vii)  Multiplier for determining
               registration fee (See                             =$     0.000278
               Instruction C.9):                                   -------------


        (viii) Registration fee due [multiply                    =$            0
               Item 5(v) by Item 5(vii)] (enter                    -------------
               "0" if no fee is due):

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   6.     Prepaid Shares

          If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other
          units)  deducted  here:          0. If there is a number of shares
                                  ----------
          or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
                     0.
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   7.     Interest due - if this Form is being filed more than 90 days after the end of the Issuer's fiscal year (see Instruction D):

                                                                 +$            0
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   8.    Total of the amount of the  registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                 =$            0
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

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   9.     Date the  registration  fee and any interest  payment was sent to the
          Commission's lockbox depository:



                      Method of Delivery:

                                    |_|    Wire Transfer

                                    |_|    Mail or other means

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                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*   /s/ John J. Lee
                            --------------------------------------
                            John J. Lee
                            --------------------------------------
                            Vice President and Assistant Treasurer
                            --------------------------------------

Date:   November 19, 1999
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 *Please print the name and title of the signing officer below the signature.


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